SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS RELATED TO ACCOUNTS RECEIVABLE (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Credit Loss [Abstract]
Beginning of the year	¥ 641,101	¥ 1,271,180
(Reversal) provision of allowance for doubtful accounts	96,922	(630,079)
End of the year/period	¥ 738,023	¥ 641,101